Related Party Disclosures (Details) - Schedule of Related Party Transactions - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Digital solutions services — financial services rendered
Amount of transactions	$ 32	$ 7	$ 11	$ 62
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Digital solutions services — non financial services rendered
Amount of transactions	$ 1,278	2,168	1,642	963
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Corporate expenses allocated
Amount of transactions	$ 1,533	1,212	910	803
Fellow subsidiaries [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Digital solutions services — financial services rendered
Amount of transactions	$ 1	52	74	11
A related company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Digital solutions services — non financial services rendered
Amount of transactions				645
Immediate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Repurchase of shares of the Company
Amount of transactions		318,882
Immediate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Consideration for acquisition of AMTD Assets (note 14(a))
Amount of transactions		266,647
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Nature of transactions	Interest income(note 9)
Amount of transactions	$ 6,154	$ 6,612